Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents		$ 5,611	$ 4,412
Trade accounts receivable		515	642
Prepayments and other		1,091	628
Inventories		843	848
Assets held for sale			43,271
Non-current portion of derivative financial instruments			82
Restricted cash			859
Total current assets		8,060	50,742
FIXED ASSETS:
Advances for vessels under construction (Note 4.a)		25,696	12,241
Vessels, net (Note 4.b)		362,672	353,946
Other fixed assets, net		568	655
Total fixed assets		388,936	366,842
OTHER NON CURRENT ASSETS:
Restricted cash		6,000	8,000
Investments in unconsolidated joint ventures (Note 13)		27,656	19,306
Total non-current assets		33,656	27,306
Total assets		430,652	444,890
CURRENT LIABILITIES:
Current portion of long-term debt (Note 7)		16,843	16,908
Debt related to vessels held for sale			29,977
Due to related parties		5,400	16,592
Accounts payable		3,221	4,460
Accrued liabilities		2,544	4,030
Unearned revenue		535	3,337
Current portion of derivative financial instruments (Note 11)		101	113
Total current liabilities		28,644	75,417
NON-CURRENT LIABILITIES:
Non-current portion of long term debt (Note 7)		261,810	262,122
Non-current portion of derivative financial instruments (Note 11)			1,594
Total non-current liabilities		261,810	263,716
COMMITMENTS AND CONTINGENCIES (Note 8)
Total liabilities		290,454	339,133
Preferred stock; 15,724 and 11,264 Series E Shares issued and outstanding at December 31, 2019 and June 30, 2020 with $0.01 par value (refer to Mezzanine Equity - Note 12)		13,517	18,083
STOCKHOLDERS’ EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; of which 100,000 Series D shares and 15,724 Series E Shares were issued and outstanding at December 31, 2019 and 100,000 Series D shares and 11,264 Series E Shares were issued and outstanding at June 30, 2020 (refer to Mezzanine Equity - Note 12)		1	1
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 347,813 and 33,486,369 shares issued and outstanding at December 31, 2019 and June 30, 2020*		335	3
Additional paid-in capital*	[1]	451,765	411,583
Accumulated deficit		(325,420)	(322,552)
Accumulated other comprehensive loss			(1,361)
Total stockholders’ equity		126,681	87,674
Total liabilities, mezzanine equity and stockholders’ equity		$ 430,652	$ 444,890

[1]	Adjusted to reflect the reverse stock split of August 2020 (see Note 1)